Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Line Items]
Realized (Gain) Loss	CAD 167	CAD (153)	CAD (447)
Discontinued Operations [Member]
Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Line Items]
Realized (Gain) Loss	33	(58)	CAD (209)
Conventional [Member] | Discontinued Operations [Member]
Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Line Items]
Realized (Gain) Loss	CAD 33	CAD (58)